Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment, owned and leased assets	Property, plant and equipment comprises owned and leased assets.

	2021 US$m	2020 US$m
Property, plant and equipment – owned	63,793	62,007
Right of use assets – leased	1,134	875
Net book value	64,927	62,882

Summary of property, plant and equipment

Year ended 31 December 2021	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2021		11,173	6,369	32,754	11,711	62,007
Adjustment on currency translation(b)		(385)	(194)	(1,097)	(259)	(1,935)
Adjustments to capitalised closure costs	25	518	—	—	—	518
Interest capitalised(c)	8	—	—	—	358	358
Additions		227	70	1,841	5,337	7,475
Depreciation for the year(a)(d)		(736)	(390)	(3,061)	—	(4,187)
Impairment charges(e)		(2)	(66)	(195)	(6)	(269)
Disposals		(2)	(18)	(90)	(7)	(117)
Transfers and other movements(f)		24	224	3,301	(3,606)	(57)
At 31 December 2021		10,817	5,995	33,453	13,528	63,793
– cost		25,114	12,031	73,415	14,661	125,221
– accumulated depreciation and impairment		(14,297)	(6,036)	(39,962)	(1,133)	(61,428)
Non-current assets pledged as security(g)		1,637	457	5,196	7,621	14,911

Year ended 31 December 2020	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2020		10,402	6,403	31,491	8,011	56,307
Adjustment on currency translation(b)		457	307	1,758	366	2,888
Adjustments to capitalised closure costs	25	946	—	—	—	946
Interest capitalised(c)	8	—	—	—	340	340
Additions		329	45	726	5,211	6,311
Depreciation for the year(a)(d)		(666)	(354)	(2,776)	—	(3,796)
Impairment charges(e)		(327)	(85)	(369)	(82)	(863)
Disposals		(2)	(13)	(64)	(16)	(95)
Transfers and other movements(f)		34	66	1,988	(2,119)	(31)
At 31 December 2020		11,173	6,369	32,754	11,711	62,007
– cost		25,052	12,178	71,603	12,906	121,739
– accumulated depreciation and impairment		(13,879)	(5,809)	(38,849)	(1,195)	(59,732)
Non-current assets pledged as security(g)		1,712	494	5,065	6,974	14,245
14 Property, plant and equipment continued
(a)At 31 December 2021, the net book value of capitalised production phase stripping costs totalled US$2,432 million, with US$2,017 million within “Property, plant and equipment” and a further US$415 million within “Investments in equity accounted units” (2020: total of US$2,398 million, with US$2,019 million in “Property, plant and equipment” and a further US$379 million within “Investments in equity accounted units”). During the year, capitalisation of US$319 million was partly offset by depreciation of US$282 million (including amounts recorded within equity accounted units). Depreciation of deferred stripping costs in respect of subsidiaries of US$201 million (2020: US$145 million; 2019: US$139 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2021 arose from the weakening of the Australian dollar against the US dollar.
(c)Interest is capitalised at a rate based on the Group or relevant subsidiary’s cost of borrowing or at the rate on project specific debt, where applicable. The Group’s average borrowing rate used for capitalisation of interest is 3.40% (2020: 4.20%).
(d)Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:
Land and buildings:
–Land: not depreciated
–Buildings: five to 50 years
Plant and equipment:
–Other plant and equipment: three to 50 years
–Power assets: refer to the table below
Capital work in progress: not depreciated
(e)During 2021, the impairment charge related to our Aluminium smelter at Kitimat, Canada. In 2020, impairment charges related to Pacific Aluminium smelters, the ISAL smelter in Iceland and our interest in the Diavik diamond mine (see note 6).
(f)“Transfers and other movements” includes reclassifications between categories.
(g)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$4,403 million (2020: US$4,518 million) of loans, which are included in note 21.

Useful economic lives of power generation assets
The group has committed to reducing scope 1 and 2 carbon emissions by 50% relative to our 2018 baseline by 2030 and achieving net zero emissions across our operations by 2050. Transitioning electricity from principally fossil fuel based power generating assets to principally renewables is critical to achieving that goal. The carrying value of power generating assets is set out in the table below. The weighted average remaining useful economic life of plant and equipment for fossil fuel based power generating assets is 14 years (2020:16 years). Given the technical limitations of intermittent renewable energy generation and energy storage systems, and our need for reliable baseload electricity, we expect our current generation assets will be required as an integral part of the total portfolio of generation assets for the foreseeable future. We are investing in research and development and evaluating new market options that can overcome these technical challenges. Should pathways for eliminating fossil fuel power generating assets be identified we may need to accelerate depreciation.

	2021		2020
Net book value	Land and buildings US$m	Plant and equipment US$m	Land and buildings US$m	Plant and equipment US$m
Fossil fuels	26	952	28	1,048
Renewables	195	1,541	202	1,588

Schedule of property, plant and equipment, right-of-use assets

	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
31 December 2021	549	585	1,134
31 December 2020	475	400	875

Additions for the year
31 December 2021	135	407	542
31 December 2020	30	75	105

Depreciation for the year (included within operating costs)
31 December 2021	(81)	(251)	(332)
31 December 2020	(93)	(229)	(322)

Impairment charges(a)
31 December 2021	—	—	—
31 December 2020	(6)	(31)	(37)
(a)Impairment charges in 2020 relate to Pacific Aluminium smelters, the ISAL smelter in Iceland and our interest in the Diavik diamond mine (see note 6).